IMPAIRMENT REVERSAL (LOSSES) ON FINANCIAL ASSETS, NET	12 Months Ended
Mar. 31, 2022
IMPAIRMENT REVERSAL (LOSSES) ON FINANCIAL ASSETS, NET

7 IMPAIRMENT REVERSAL (LOSSES) ON FINANCIAL ASSETS, NET

	Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	USD	USD	USD
Impairment of loan receivables	-	-	4,374,446
Impairment of amounts due from an associate	-	-	6,749,833
Impairment of trade receivables	-	-	113,381
Reversal of an impairment	-	(21,071)	-
	-	(21,071)	11,237,660

During the year ended 31 March 2022,

●	There was no impairment loss on financial assets during the year.

During the year ended 31 March 2021,

●	There was no impairment loss on financial assets during the year.
●	Impairment on amounts due from an associate was partially reversed based on the agreed repayment plan which was fully settled in April 2021 (note 16).

During the year ended 31 March 2020,

●	Impairment of loan receivables consisted of: (1) impairment of a loan with Peter Yuan and (2) on 20 February 2019, the Group signed a non-binding term sheet with a third party to establish a new subsidiary under the Group in the United States of American. In connection with the term sheet the group advanced monies for working capital purposes prior to a definitive agreement being signed. During the year ended 31 March 2020, the Group impaired $479,748 of the advance as the definitive agreement was not signed.
●	Amounts due from an associate was impaired by $6,749,833 (note 16).